Parts and Supplies Inventory - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory [Line Items]
Less: parts and supplies inventory reserve	$ (209)	$ (196)
Parts and supplies inventory	5,068	5,658
Aircraft parts
Inventory [Line Items]
Parts and supplies inventory, gross	4,820	5,101
Materials and supplies
Inventory [Line Items]
Parts and supplies inventory, gross	$ 457	$ 753